Stockholders' Equity - Additional Information (Details) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 03, 2022	Aug. 01, 2022	Aug. 13, 2021	May 31, 2022	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsidiary Or Equity Method Investee [Line Items]
Common stock, shares authorized		70,000,000						70,000,000	30,000,000
Preferred stock, shares authorized		30,000,000						30,000,000	70,000,000
Number of common stock sold				11,111		263,729
Sale of common stock, price per share				$ 9		$ 9
Proceeds from issuance of common stock, net of transaction costs	$ 9,100,000			$ 99,999		$ 2,373,561		$ 2,473,560	$ 5,742,171
Transaction costs				$ 0		$ 0
Stock price per share						$ 9.00				$ 8.00
Common stock, shares issued								10,955,904	7,584,980
Deemed dividend on warrant modification								$ (450,578)
Warrants exercised, shares				394,501
Cashless exercise at fair market value per share				$ 9.00
Issuance of common shares in connection with initial public offering, net of $2,749,905 issuance cost				315,601
Warrants exercise price, per share		$ 6.25								$ 6.00
Warrants and rights exercisable period		Jan. 23, 2023
Class of warrant or right date from which warrants or rights expire		Jul. 27, 2027
Warrant liability								$ 245,341	$ 0
Fair value assumptions, contractual term								7 years
Change in fair value of warrant liability								$ (98,394)	$ 1,546,280
Warrants issued								115,000
Stock options outstanding								6,545,628	5,797,185
Percentage of shares granted								10.00%
Exercise price percentage								110.00%
Common stock, par value								$ 0.0001	$ 0.0001
2018 Stock Option Plan
Subsidiary Or Equity Method Investee [Line Items]
Stock options outstanding								1,924,500
Amended and Restated 2020 Equity Incentive Plan
Subsidiary Or Equity Method Investee [Line Items]
Stock options outstanding								3,983,023
Common stock reserved for issuance								0
2021 Equity Incentive Plan
Subsidiary Or Equity Method Investee [Line Items]
Stock options outstanding								638,105
Common stock reserved for issuance		1,909,518						1,271,413
Black-Sholes Method
Subsidiary Or Equity Method Investee [Line Items]
Warrant liability	$ 343,735
Fair value assumptions, contractual term	5 years
Risk free interest rate	2.82%
Volatility rate	77.50%
Change in fair value of warrant liability								$ 98,394
Maximum
Subsidiary Or Equity Method Investee [Line Items]
Warrants to purchase common stock		100,000
Fair value assumptions, contractual term								10 years
Founder
Subsidiary Or Equity Method Investee [Line Items]
Stock compensation expense									$ 202,500
Issuance of restricted common shares, Shares									87,500
Restricted Stock Awards
Subsidiary Or Equity Method Investee [Line Items]
Unvested shares								0	58,333
Restricted Stock Awards | Founder
Subsidiary Or Equity Method Investee [Line Items]
Shares granted									112,500
Unrecognized compensation									$ 52,500
Warrant
Subsidiary Or Equity Method Investee [Line Items]
Warrant modification, value					$ 144,497
Deemed dividend on warrant modification							$ 450,578
Warrant | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Fair value assumptions, contractual term								5 years	7 years
Warrant | Minimum [Member]
Subsidiary Or Equity Method Investee [Line Items]
Fair value assumptions, contractual term								4 years 7 months 6 days	5 years
Share-Based Payment Arrangement, Option
Subsidiary Or Equity Method Investee [Line Items]
Unrecognized compensation								$ 3,447,367
Weighted-average grant date fair value								$ 3.75	$ 3.55
Unrecognized compensation expense, recognized period								3 years 3 months 3 days
Share-Based Payment Arrangement, Option | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Fair value assumptions, contractual term								6 years 3 months	6 years 6 months
Share-Based Payment Arrangement, Option | Minimum [Member]
Subsidiary Or Equity Method Investee [Line Items]
Fair value assumptions, contractual term								5 years	5 years
THIO | Founder
Subsidiary Or Equity Method Investee [Line Items]
Issuance of restricted common shares, Shares			612,500
THIO | Restricted Stock Awards | Founder
Subsidiary Or Equity Method Investee [Line Items]
Founders shares cancelled			612,500
IPO
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold		2,000,000
Sale of common stock, price per share		$ 5
Stock price per share		$ 5.00				$ 5.00
Common stock, shares issued		219,872
Stock Issued During Period, Value, New Issues		$ 1,099,360
Gross proceeds from common stock		$ 10,000,000
Number of warrants exercised		20,520
Warrants exercise price, per share		$ 5.00
Over-Allotment Option
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold	300,000
Sale of common stock, price per share	$ 5
Stock price per share	$ 5.00
Gross proceeds from common stock	$ 1,500,000
Over-Allotment Option | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Class of warrant or right additional purchase aggregate of common stock	15,000
Common Stock
Subsidiary Or Equity Method Investee [Line Items]
Number of common stock sold				11,111		263,729
Sale of common stock, price per share				$ 9		$ 9.00
Issuance of restricted common shares, Shares									15,278
Issuance of common shares upon exercise of warrants, Shares				153,000	61,111			529,712	283,616
Proceeds from issuance of common stock upon exercise of warrants				$ 275,400	$ 110,000
Issuance of common shares in connection with initial public offering, net of $2,749,905 issuance cost								2,300,000
Common Stock | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share								$ 8.87
Common Stock | January Twenty Seven To May Thirty One Two Thousand Twenty Two
Subsidiary Or Equity Method Investee [Line Items]
Common stock, par value								9
Common Stock | June One Two Thousand Twenty Two To August One Two Thousand Twenty Two
Subsidiary Or Equity Method Investee [Line Items]
Common stock, par value								$ 5
Common Stock | Maximum
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share									$ 1.80
Common Stock | March One Two Thousand Twenty One To June Six Two Thousand Twenty One
Subsidiary Or Equity Method Investee [Line Items]
Sale of common stock, price per share									$ 1.83
Warrant
Subsidiary Or Equity Method Investee [Line Items]
Warrant liability								$ 245,341